----------------------------------------------------------
COLONIAL U.S. GROWTH & INCOME FUND       SEMIANNUAL REPORT
----------------------------------------------------------

December 31, 1998


                    -------------------------------
                    Not FDIC      May Lose Value
                     Insured      No Bank Guarantee
                    -------------------------------

                  COLONIAL U.S. GROWTH & INCOME FUND HIGHLIGHTS
                        JULY 1, 1998 - DECEMBER 31, 1998

INVESTMENT OBJECTIVE: Colonial U.S. Growth & Income Fund seeks long-term growth and income.

THE FUND IS DESIGNED TO OFFER:
   |X| Long-term growth potential
   |X| Disciplined value investment strategy
   |X| Expert portfolio management

PORTFOLIO MANAGER COMMENTARY: "The Fund benefited from the overall market strength of U.S. large-capitalization stocks during the period. Broad diversification among industry sectors, along with individual stock selection in telecommunications, consumer staples and technology, enabled it to outperform the Lipper Growth & Income Funds category average."1
                                                                -- Mark Stoeckle

                 COLONIAL U.S. GROWTH & INCOME FUND PERFORMANCE

                                             CLASS A      CLASS B       CLASS C
--------------------------------------------------------------------------------
Inception dates                               7/1/92       7/1/92        7/1/94
--------------------------------------------------------------------------------
Six-month distributions
declared per share                            $0.870       $0.870        $0.870
--------------------------------------------------------------------------------
Six-month total returns, assuming              4.52%        4.14%         4.07%
reinvestment of all distributions and
no sales charge or contingent deferred
sales charge (CDSC)
--------------------------------------------------------------------------------
Net asset value per share on 12/31/98         $20.03       $19.60        $19.69
--------------------------------------------------------------------------------


TOP FIVE HOLDINGS2                          TOP FIVE SECTORS2
(as of 12/31/98)                            (as of 12/31/98)

-----------------------------------         -----------------------------------
1  Microsoft Corp. ..........  3.1%         1  Financials ............... 18.9%
2  Intel Corp. ..............  2.7%         2  Technologies ............. 17.4%
3  Philip Morris Cos. Inc. ..  2.5%         3  Consumer Cyclicals ....... 11.3%
4  MCI WorldCom Inc. ........  2.1%         4  Health Care .............. 11.0%
5  General Electric Co. .....  2.1%         5  Utilities ................ 10.8%

1 Please see page four for complete Lipper rankings.
2 Holdings and sector breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, holdings and sector weightings will change. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications on this page are based upon Colonial's defined criteria as used in the investment process.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    [Photo of Stephen E. Gibson]

I am pleased to present the semiannual report for Colonial U.S. Growth & Income Fund, formerly Colonial U.S. Stock Fund, for the six months ended December 31, 1998.

Investors witnessed dramatic swings in stock prices during the second half of 1998. Following a market peak in mid-July, troubles in Russia -- most notably the devalued currency -- helped trigger a dramatic correction in U.S. stock prices that continued through the third quarter. In response to fears of a global economic slowdown, the Federal Reserve announced a series of interest rate cuts. With renewed investor confidence, the market turned around early in the fourth quarter and kept climbing through year end. As 1998 came to a close, the S&P 500 Index achieved double-digit gains for a record-setting fourth year in a row.

Returns for the six-month period were impressive, but they were not consistent throughout the market. Large-company stocks outperformed the market as a whole, with the very largest companies driving the returns of the S&P 500. With its large-cap bias and value-driven management style, the Fund's returns exceeded those of the Lipper Growth & Income Funds category average.(1)

Our portfolio managers actively search out holdings with attractive valuations, strong past performance and future upside growth potential. The Fund's managers are committed to maintaining diversification across a variety of industries rather than making bets on what is hot at the moment. This disciplined process enables the Fund to stay consistent with its objective of long-term growth, while avoiding excessive risk.

The following report will provide you with more specific information on your Fund's performance and the market in which the Fund invests. Thank you for choosing Colonial U.S. Growth & Income Fund and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    February 11, 1999

(1) Please see page four for complete Lipper rankings.

Because market and economic conditions change, there can be no assurance that the trends discussed above or on the following pages will continue.

                           PORTFOLIO MANAGEMENT REPORT

MARK STOECKLE is portfolio manager of Colonial U.S. Growth & Income Fund and is vice president of Colonial Management Associates, Inc. The following is a discussion of the Fund's performance for the six-month period ended December 31, 1998.

MARKET DOMINANCE OF LARGE-CAPITALIZATION STOCKS CONTINUES
The six-month period continued a theme that has defined the market for several years -- large-capitalization stocks outperformed small- and medium-cap stocks, and the largest of the large performed the best. During the six months ended December 31, 1998, much of the 9.24% total return in the S&P 500 Index, a proxy for large-company U.S. stocks, can be attributed to the 20 largest companies. Fourteen of these companies were either underweighted or not in the portfolio because several appeared overpriced and did not meet our value-driven criteria. While this environment created a challenge in outperforming the S&P 500 Index, the Fund did perform well during the period, achieving success within the parameters of its value orientation.

We see three reasons for the dominance of large-company stocks. First, amid an uncertain global economic environment, investors have preferred the stability and liquidity of large-company stocks. Second, consumers have invested heavily in index-weighted portfolios, skewing demand to the larger companies. And third, foreign investors, who now hold a fairly significant share of the U.S. market, favor the large-company names they recognize.

BROAD DIVERSIFICATION AND SEARCH FOR VALUE REWARDED INVESTORS
For the six-month period, the Fund generated a total return of 4.52% for Class A shares, based on net asset value. This compares favorably with the performance of the Lipper Growth & Income Funds category, which averaged 3.09% during the period.(1)

The Fund's strategy is to be well diversified among sectors -- much more so than traditional large-cap value funds, which often concentrate on a narrow selection of undervalued industries. The Fund looks at the value of a stock relative to its industry sector, not to the market as a whole. One of the many value measures we consider is a company's price-to-earnings ratio (P/E ratio), which looks at a company's stock price relative to its annualized earnings per share. In general, the lower a stock's P/E ratio is relative to its peers, the "less expensive" the stock is to buy. The Fund had a P/E ratio of 24, compared to 29 for the S&P 500 Index (as of 12/31/98).

At first glance, some of the holdings in this portfolio may appear to be growth stocks. However, we believe these stocks are good values because of their attractive prices relative to other stocks in the same industry and because they have delivered consistent earnings. Technology holdings such as Microsoft (3.1% of net assets) are consistent with fund objectives, notwithstanding their popularity among investors.

SEVERAL INDUSTRY SECTORS POST IMPRESSIVE RETURNS
The Fund benefited from strong sector performance in several areas, especially telecommunications, consumer staples and technology, during this period. Telecommunications stocks, including BellSouth (1.2% of net assets), MCI WorldCom, Inc. (2.1%), Ameritech (1.1%) and US West (1.0%), climbed significantly. Such stocks appear low in price in relation to their earnings and therefore conform to the Fund's value orientation. This sector is sensitive to interest rates, and as rates came down, the stocks' values went up. Merger activity also helped boost the returns of telecommunications stocks.

The Fund's success in the consumer staples sector was due to strong individual stock selection. Philip Morris (2.5% of net assets) stock climbed as Congress developed a framework for agreement on Medicare-related legal liability and because of prospects for a stock buyback. Safeway (1.0%), an undervalued stock, grew through acquisitions and consistently delivered earnings.

The technology sector has remained strong, as corporate leaders see that advances in automation can give their companies a competitive edge. Their financial commitment to adopting computer advances, coupled with household computer purchases, continues to build investor confidence in technology stocks. Sun MicroSystems (1.0% of net assets), Intel (2.7%), EMC Corp. (0.6%) and Compaq Computer (1.3%) all benefited from such expenditures and contributed noticeably to the Fund's success.

On the other hand, the financial and energy sectors underperformed the overall market. American Express (0.9% of net assets) and Morgan Stanley Dean Witter (0.8%) were hurt by their exposure to emerging market debt. Stocks in the energy sector were adversely affected by falling oil prices.

PROSPECTS APPEAR FAVORABLE FOR LARGE-CAP VALUE STOCKS
We remain optimistic about the outlook for large-company stocks. While economic growth may slow in the coming year, the Federal Reserve Board has proven itself willing to adjust interest rates in response to threats of recession. Because the Fund holds only domestic companies, its direct exposure to the economic woes of foreign countries is limited (though these problems may affect the large multinationals to some degree).

Corporate management teams are optimistic about the first half of 1999. They have pulled back from businesses outside their strongest competencies and have installed new technologies to obtain management information on a more timely basis. Strict cost control is also improving the bottom line.

1 Source: Lipper, Inc. Lipper rankings are based on the Lipper Growth & Income
  Funds category. The Fund's Class A share ranking is in the second quartile for the 6-month period (ranked 366th out of 851 funds); in the second quartile for the 1-year period (ranked 265th out of 768 funds); and in the second quartile for the 5-year period (ranked 96th out of 311 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.

 COLONIAL U.S. GROWTH & INCOME FUND INVESTMENT PERFORMANCE VS. THE S&P 500 INDEX
                Change in Value of $10,000 from 7/1/92 - 12/31/98
                     Based on NAV and POP for Class A Shares

                   S&P 500          NAV            POP
                   -------          ---            ---
Jun 30, 92         $10,000        $10,000        $10,000
Jul 31, 92          10,408         10,410          9,821
Aug 31, 92          10,196         10,140          9,557
Sep 30, 92          10,315         10,210          9,623
Oct 31, 92          10,351         10,290          9,698
Nov 30, 92          10,702         10,660         10,047
Dec 31, 92          10,834         10,957         10,327
Jan 31, 93          10,924         11,088         10,450
Feb 28, 93          11,073         11,078         10,441
Mar 31, 93          11,306         11,599         10,932
Apr 30, 93          11,033         11,358         10,705
May 31, 93          11,328         11,749         11,074
Jun 30, 93          11,361         11,890         11,206
Jul 31, 93          11,315         11,789         11,111
Aug 31, 93          11,743         12,232         11,528
Sep 30, 93          11,653         12,413         11,699
Oct 31, 93          11,894         12,493         11,775
Nov 30, 93          11,781         12,282         11,576
Dec 31, 93          11,923         12,512         11,793
Jan 31, 94          12,328         12,770         12,036
Feb 28, 94          11,994         12,471         11,754
Mar 31, 94          11,472         12,016         11,325
Apr 30, 94          11,619         12,037         11,345
May 31, 94          11,809         12,182         11,481
Jun 30, 94          11,520         11,896         11,212
Jul 31, 94          11,898         12,145         11,446
Aug 31, 94          12,384         12,685         11,955
Sep 30, 94          12,082         12,529         11,808
Oct 31, 94          12,353         12,695         11,965
Nov 30, 94          11,904         12,280         11,574
Dec 31, 94          12,080         12,469         11,752
Jan 31, 95          12,393         12,781         12,046
Feb 28, 95          12,875         13,382         12,612
Mar 31, 95          13,255         13,704         12,916
Apr 30, 95          13,645         14,005         13,199
May 31, 95          14,189         14,583         13,744
Jun 30, 95          14,518         14,851         13,997
Jul 31, 95          14,999         15,333         14,451
Aug 31, 95          15,037         15,243         14,366
Sep 30, 95          15,671         15,769         14,863
Oct 31, 95          15,615         15,668         14,768
Nov 30, 95          16,300         16,240         15,306
Dec 31, 95          16,614         16,147         15,218
Jan 31, 96          17,179         16,584         15,631
Feb 29, 96          17,338         16,852         15,883
Mar 31, 96          17,505         16,864         15,894
Apr 30, 96          17,763         17,483         16,478
May 31, 96          18,220         17,921         16,890
Jun 30, 96          18,290         17,651         16,636
Jul 31, 96          17,482         16,699         15,739
Aug 31, 96          17,852         17,224         16,233
Sep 30, 96          18,855         17,980         16,946
Oct 31, 96          19,375         18,444         17,383
Nov 30, 96          20,839         19,798         18,659
Dec 31, 96          20,426         19,327         18,215
Jan 31, 97          21,701         20,653         19,465
Feb 28, 97          21,872         20,693         19,503
Mar 31, 97          20,975         19,963         18,815
Apr 30, 97          22,226         21,170         19,953
May 31, 97          23,584         22,430         21,141
Jun 30, 97          24,633         23,322         21,981
Jul 31, 97          26,592         25,448         23,985
Aug 31, 97          25,104         24,492         23,083
Sep 30, 97          26,478         25,860         24,373
Oct 31, 97          25,595         24,624         23,208
Nov 30, 97          26,778         25,555         24,085
Dec 31, 97          27,238         26,125         24,623
Jan 31, 98          27,539         26,395         24,877
Feb 28, 98          29,524         28,313         26,685
Mar 31, 98          31,035         29,707         27,999
Apr 30, 98          31,352         29,692         27,985
May 31, 98          30,814         28,928         27,264
Jun 30, 98          32,065         30,007         28,281
Jul 31, 98          31,726         29,467         27,773
Aug 31, 98          27,142         24,701         23,281
Sep 30, 98          28,883         25,795         24,312
Oct 31, 98          31,228         27,923         26,318
Nov 30, 98          33,120         29,647         27,942
Dec 31, 98          35,028         31,364         29,561

                  VALUE OF A $10,000 INVESTMENT MADE ON 7/1/92
                                 As of 12/31/98

          CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
         NAV          POP          NAV        W/CDSC          NAV       W/CDSC
--------------------------------------------------------------------------------
       $31,364      $29,561      $29,827      $29,827      $29,829      $29,829

                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 12/31/98
--------------------------------------------------------------------------------
                        CLASS A SHARES       CLASS B SHARES      CLASS C SHARES
INCEPTION                    7/1/92              7/1/92              7/1/94
                         NAV       POP       NAV      w/CDSC     NAV      w/CDSC
--------------------------------------------------------------------------------
1 year                  20.05%    13.15%    19.23%    14.23%    19.13%    18.13%
5 years                 20.18     18.76     19.30     19.10     19.30     19.30
Life                    19.20     18.12     18.29     18.29     18.29     18.29
--------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 5.75%. CDSC returns reflect the maximum charges of 5% for one year and 2% for five years for Class B shares, and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C share performance information includes returns of the Fund's Class B shares for periods prior to the Class C share inception date. These Class B share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class B shares and Class C shares.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of widely held, large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

                              INVESTMENT PORTFOLIO
                   DECEMBER 31, 1998 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 95.2%                                      SHARES         VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE  - 20.8%
  DEPOSITORY INSTITUTIONS - 4.2%
  BankAmerica Corp.                                            25    $    1,517
  Chase Manhattan Corp.                                       337        22,964
  Comerica, Inc.                                              124         8,442
  Dime Bancorp, Inc.                                          173         4,568
  Wells Fargo & Co.                                           271        10,823
                                                                     ----------
                                                                         48,314
                                                                     ----------
  INSURANCE CARRIERS - 11.3%
  Allstate Corp.                                              225         8,683
  Ambac Financial Group, Inc.                                 175        10,533
  American General Corp.                                      154        11,988
  American International Group, Inc.                          107        10,368
  CIGNA Corp.                                                 207        16,004
  Citigroup Inc.                                              344        17,043
  Conseco, Inc.                                               162         4,939
  Loews Corp.                                                 108        10,611
  Progressive Corp.                                            91        15,464
  United Healthcare Corp.                                     203         8,755
  Wellpoint Health Networks, Inc., Class A                    162        14,050
                                                                     ----------
                                                                        128,438
                                                                     ----------
  NONDEPOSITORY CREDIT INSTITUTIONS - 4.2%
  American Express Co.                                        103        10,573
  Capital One Financial Corp.                                  46         5,290
  Fannie Mae                                                  234        17,279
  Freddie Mac                                                 222        14,273
                                                                     ----------
                                                                         47,415
                                                                     ----------
  SECURITY BROKERS & DEALERS - 1.1%
  Bear Stearns Companies, Inc.                                 94         3,498
  Morgan Stanley Dean Witter & Co.                            133         9,471
                                                                     ----------
                                                                         12,969
                                                                     ----------
 ................................................................................
MANUFACTURING - 44.2%
  APPAREL - 0.8%
  VF Corp.                                                    204         9,558
                                                                     ----------
  CHEMICALS & ALLIED PRODUCTS - 9.8%
  American Home Products Corp.                                 97         5,488
  Amgen, Inc.                                                  35         3,660
  Dow Chemical Co.                                            108         9,776
  Eli Lilly & Co.                                              97         8,594
  Goodrich (B.F.) Co.                                          98         3,512
  Johnson & Johnson                                            57         4,764
  Merck & Co., Inc.                                            75        11,047
  Mylan Laboratories                                           81         2,558
  Pfizer, Inc.                                                142        17,812
  Pharmacia & Upjohn, Inc.                                    100         5,663
  Procter & Gamble Co.                                         66         5,999
  Rohm and Haas Co.                                           207         6,239
  Schering-Plough Corp.                                       245        13,525
  Warner-Lambert Co.                                          172        12,917
                                                                     ----------
                                                                        111,554
                                                                     ----------
  COMMUNICATIONS EQUIPMENT - 2.0%
  Lucent Technologies, Inc.                                   151        16,608
  Tellabs, Inc.                                                89         6,068
                                                                     ----------
                                                                         22,676
                                                                     ----------
  ELECTRICAL INDUSTRIAL EQUIPMENT - 2.1%
  General Electric Co.                                        232        23,658
                                                                     ----------
  ELECTRONIC COMPONENTS - 3.5%
  Intel Corp.                                                 255        30,222
  Texas Instruments, Inc.                                     109         9,292
                                                                     ----------
                                                                         39,514
                                                                     ----------
  FABRICATED METAL - 0.7%
  Crown Cork & Seal Co., Inc.                                 159         4,890
  Danaher Corp.                                                65         3,525
                                                                     ----------
                                                                          8,415
                                                                     ----------
  FOOD & KINDRED PRODUCTS - 3.7%
  Heinz (H.J.) Co.                                             98         5,549
  Philip Morris Companies, Inc.                               524        28,034
  Quaker Oats Co.                                              96         5,730
  Tyson Foods, Inc.                                           125         2,656
                                                                     ----------
                                                                         41,969
                                                                     ----------

  FURNITURE & FIXTURES - 1.8%
  Herman Miller, Inc.                                         246         6,619
  Johnson Controls, Inc.                                       78         4,626
  Masco Corp.                                                 335         9,640
                                                                     ----------
                                                                         20,885
                                                                     ----------
  HOUSEHOLD APPLIANCES - 0.4%
  Maytag Corp.                                                 68         4,208
                                                                     ----------
  MACHINERY & COMPUTER EQUIPMENT - 9.0%
  Applied Materials, Inc.                                     220         9,391
  Baker Hughes, Inc.                                          266         4,707
  Compaq Computer Corp.                                       357        14,985
  EMC Corp.  (a)                                               84         7,123
  Ingersoll Rand Co.                                          253        11,880
  International Business Machines Corp.                        82        15,057
  Sun Microsystems, Inc.  (a)                                 135        11,594
  Tyco International Ltd.                                     180        13,586
  Unisys Corp.                                                381        13,134
  Varco International, Inc.  (a)                              190         1,473
                                                                     ----------
                                                                        102,930
                                                                     ----------
  MEASURING & ANALYZING INSTRUMENTS - 0.8%
  Eastman Kodak Co.                                            37         2,664
  Honeywell, Inc.                                              80         6,002
                                                                     ----------
                                                                          8,666
                                                                     ----------
  PETROLEUM REFINING - 3.4%
  Chevron Corp.                                                22         1,858
  Exxon Corp.                                                 168        12,277
  Mobil Corp.                                                 139        12,067
  Texaco, Inc.                                                145         7,646
  USX-Marathon Group                                          151         4,558
                                                                     ----------
                                                                         38,406
                                                                     ----------
  PRIMARY METAL - 0.5%
  Aluminum Company of America                                  79         5,890
                                                                     ----------
  TOBBACCO PRODUCTS - 0.5%
  Fortune Brands, Inc.                                        176         5,566
                                                                     ----------
  TRANSPORTATION EQUIPMENT - 5.2%
  DaimlerChrysler AG                                           86         8,265
  Ford Motor Co.                                              200        11,726
  General Dynamics Corp.                                      150         8,805
  General Motors Corp.                                         74         5,296
  Lockheed Martin Corp.                                       119        10,043
  United Technologies Corp.                                   138        14,986
                                                                     ----------
                                                                         59,121
                                                                     ----------

 ................................................................................
MINING & ENERGY - 1.7%
  CRUDE PETROLEUM AND NATURAL GAS - 0.2%
  Burlington Resources, Inc.                                   73         2,614
                                                                     ----------
  NONMETALLIC, EXCEPT FUELS - 0.4%
  Vulcan Materials Co.                                         34    $    4,486
                                                                     ----------

  OIL & GAS EXTRACTION - 0.5%
  Sonat Offshore Drilling Co.                                 194         5,191
                                                                     ----------

  OIL & GAS FIELD SERVICES - 0.6%
  Schlumberger Ltd.                                           156         7,172
                                                                     ----------

 ................................................................................
RETAIL TRADE - 9.3%
  APPAREL & ACCESSORY STORES - 1.1%
  TJX Companies, Inc.                                         442        12,812
                                                                     ----------

  FOOD STORES - 2.7%
  Albertson's, Inc.                                           205        13,043
  Kroger Corp.                                                 99         5,977
  Safeway, Inc.  (a)                                          188        11,459
                                                                     ----------
                                                                         30,479
                                                                     ----------

  GENERAL MERCHANDISE STORES - 4.4%
  Dayton Hudson Corp.                                         237        12,841
  Dillard Department Stores, Inc.                             130         3,689
  Family Dollar Stores, Inc.                                  146         3,201
  Federated Department Stores, Inc.  (a)                      176         7,675
  Kmart Corp.                                                 353         5,404
  Wal-Mart Stores, Inc.                                       210        17,110
                                                                     ----------
                                                                         49,920
                                                                     ----------

  MISCELLANEOUS RETAIL - 1.1%
  Office Depot, Inc.  (a)                                     167         6,154
  Rite Aid Corp.                                              124         6,146
                                                                     ----------
                                                                         12,300
                                                                     ----------
 ................................................................................
SERVICES - 5.4%
  BUSINESS SERVICES - 0.3%
  Omnicom Group, Inc.                                          65         3,747
                                                                     ----------
  COMPUTER RELATED SERVICES - 1.4%
  Cadence Design Systems, Inc.  (a)                           161         4,802
  HBO & Co.                                                   158         4,541
  Teradyne, Inc.                                              162         6,852
                                                                     ----------
                                                                         16,195
                                                                     ----------
  COMPUTER SOFTWARE - 3.7%
  Compuware Corp.                                              78    $    6,102
  Microsoft Corp.  (a)                                        254        35,282
                                                                     ----------
                                                                         41,384
                                                                     ----------
 ................................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY  SERVICES - 12.4%
  AIR TRANSPORTATION - 1.2%
  AMR Corp.  (a)                                               31         1,817
  Continental Airlines, Inc. Class B  (a)                     130         4,362
  Delta Air Lines, Inc.                                        83         4,331
  US Airways Group, Inc.  (a)                                  63         3,250
                                                                     ----------
                                                                         13,760
                                                                     ----------
  ELECTRIC SERVICES - 3.8%
  Consolidated Edison Co. of New York                         104         5,504
  Edison International                                        285         7,944
  FPL Group, Inc.                                             122         7,500
  GPU, Inc.                                                   248        10,941
  NIPSCO Industries, Inc.                                     181         5,512
  PG&E Corp.                                                  162         5,113
                                                                     ----------
                                                                         42,514
                                                                     ----------
  TELECOMMUNICATIONS - 7.1%
  Ameritech Corp.                                             201        12,764
  Bell Atlantic Corp.                                         119         6,737
  BellSouth Corp.                                             269        13,416
  GTE Corp.                                                   177        11,923
  MCI WorldCom, Inc.                                          333        23,925
  US West Communications Group                                182        11,729
                                                                     ----------
                                                                         80,494
                                                                     ----------
  WATER TRANSPORTATION - 0.3%
  Carnival Corp.                                               80         3,850
                                                                     ----------
 ................................................................................
WHOLESALE TRADE - 1.4%
  NONDURABLE GOODS
  Bergen Brunswig Corp., Class A                              213         7,428
  Cardinal Health, Inc.                                       110         8,339
                                                                     ----------
                                                                         15,767
                                                                     ----------
TOTAL COMMON STOCKS (cost of $804,241)                                1,082,837
                                                                     ----------
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - 2.5%
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.8%
  DEPOSITORY INSTITUTIONS - 0.3%
   Fleet/Norstar Financial Group, Inc.
                           8.625%   01/15/2007            $ 3,000    $    3,535
                                                                     ----------
   NONDEPOSITORY CREDIT INSTITUTIONS - 0.5%
   General Motors Acceptance Corp.,
                           8.500%   01/01/2003              4,000         4,397
   Household Finance Co.,
                           8.250%   02/15/2005              1,820         2,027
                                                                     ----------
                                                                          6,424
                                                                     ----------
 ................................................................................
MANUFACTURING - 0.3%
   MACHINERY & COMPUTER EQUIPMENT
   Xerox Corp.
                           8.125%   04/15/2002              3,000         3,238
                                                                     ----------
 ................................................................................
MINING & ENERGY - 0.3%
   CRUDE PETROLEUM & NATURAL GAS
   Union Oil Co. of California,
                           7.200%   05/15/2005              3,000         3,095
                                                                     ----------
 ................................................................................
RETAIL TRADE - 0.3%
GENERAL MERCHANDISE STORES
Wal-Mart Stores, Inc.
                           8.625%   04/01/2001              3,000         3,215
                                                                     ----------
 ................................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY  SERVICES - 0.8%
   ELECTRIC SERVICES - 0.3%
   Texas Utilities Electric Co.
                           8.250%   04/01/2004              3,000         3,305
                                                                     ----------
   GAS SERVICES - 0.2%
   Southern Natural Gas Co.
                           8.625%   05/01/2002              2,500         2,711
                                                                     ----------
   RAILROAD - 0.3%
   Norfolk Southern Corp.
                           7.875%   02/15/2004              3,000         3,292
                                                                     ----------
TOTAL CORPORATE FIXED INCOME
  BONDS & NOTES (cost of $28,188)                                        28,815
                                                                     ----------
TOTAL INVESTMENTS - 97.7% (cost of $832,429) (b)                      1,111,652
                                                                     ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.0%
--------------------------------------------------------------------------------
   Repurchase agreement with ABN AMRO Chicago Corp., dated 12/31/98, due 1/04/99 at 4.750% collateralized by U.S. Treasury notes with various maturities to 2015, market value $23,284
   (repurchase proceeds $22,894)                          $22,882    $   22,882
                                                                     ----------
OTHER ASSETS & LIABILITIES, NET - 0.3%                                    3,391
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $1,137,925
                                                                     ----------
NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Non-incoming producing.
(b) Cost for federal income tax purposes is $833,100.


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                          DECEMBER 31, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $832,429)                               $1,111,652
Short-term obligations                                                 22,882
                                                                   ----------
                                                                    1,134,534
  Receivable for:
    Fund shares sold                                  $ 4,884
    Dividends                                           1,054
    Interest                                              680
  Other                                                   175           6,793
                                                      -------      ----------
      Total Assets                                                  1,141,327

  LIABILITIES
  Payable for:
    Fund shares repurchased                             1,996
    Investments purchased                               1,340
    Distributions                                           3
  Accrued:
    Deferred Trustees fees                                  7
  Other                                                    56
                                                      -------
      Total Liabilities                                                 3,402
                                                                   ----------
NET ASSETS                                                         $1,137,925
                                                                   ----------
Net asset value & redemption price per share - Class A
($323,985/16,173)                                                  $    20.03(a)
                                                                   ----------
Maximum offering price per share - Class A
($20.03/0.9425)                                                    $    21.25(b)
                                                                   ----------
Net asset value & offering price per share - Class B
($782,604/39,938)                                                  $    19.60(a)
                                                                   ----------
Net asset value & offering price per share - Class C
($31,336/1,591)                                                    $    19.69(a)
                                                                   ----------
COMPOSITION OF NET ASSETS
Capital paid in                                                    $  826,905
Overdistributed net investment income                                  (1,032)
Accumulated net realized gains                                         32,829
Net unrealized appreciation                                           279,223
                                                                   ----------
                                                                   $1,137,925
                                                                   ----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR SIX MONTHS ENDED DECEMBER 31, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Dividends                                                            $   6,419
Interest                                                                 2,101
                                                                     ---------
                                                                         8,520

EXPENSES
Management fee                                      $ 3,972
Service fee                                           1,266
Distribution fee - Class B                            2,527
Distribution fee - Class C                              104
Transfer agent                                        1,349
Bookkeeping fee                                         177
Trustees fee                                             21
Custodian fee                                            15
Audit fee                                                14
Legal fee                                                 4
Registration fee                                         53
Reports to shareholders                                  11
Other                                                    20              9,533
                                                    -------          ---------
       Net Investment Loss                                              (1,013)
                                                                     ---------

NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                                       27,912
Change in net unrealized appreciation during
  the period                                                            22,632
                                                                     ---------
       Net Gain                                                         50,544
                                                                     ---------

Increase in Net Assets from Operations                               $  49,531
                                                                     ---------

See notes to financial statements.

                     STATEMENT OF CHANGES IN NET ASSETS
                                                 (Unaudited)
                                                 Six months
                                                    ended         ear ended
(in thousands)                                    December 31       June 30
                                                ----------------------------
INCREASE (DECREASE) IN NET ASSETS                   1998           1998 (a)
Operations:
Net investment income (loss)                     $   (1,013)      $      133
Net realized gain                                    27,912          106,072
Net unrealized appreciation                          22,632           82,936
                                                 ----------       ----------
    Net Increase from Operations                     49,531          189,141
Distributions:
From net investment income - Class A                      -             (133)
In excess of net investment income - Class A              -             (467)
From net realized gains - Class A                   (13,375)         (28,096)
From net realized gains - Class B                   (32,785)         (54,761)
From net realized gains - Class C                    (1,307)          (1,472)
                                                 ----------       ----------
                                                      2,064          104,212
                                                 ----------       ----------
Fund Share Transactions:
Receipts for shares sold - Class A                   58,886          101,316
Value of distributions reinvested - Class A          12,286           26,994
Cost of shares repurchased - Class A                (53,745)         (72,950)
                                                 ----------       ----------
                                                     17,427           55,360
                                                 ----------       ----------
Receipts for shares sold - Class B                  153,575          211,504
Value of distributions reinvested - Class B          30,799           51,719
Cost of shares repurchased - Class B                (64,478)         (80,862)
                                                 ----------       ----------
                                                    119,896          182,361
                                                 ----------       ----------
Receipts for shares sold - Class C                    5,355           19,023
Value of distributions reinvested - Class C           1,245            1,415
Cost of shares repurchased - Class C                 (3,465)          (5,871)
                                                 ----------       ----------
                                                      3,135           14,567
                                                 ----------       ----------
Net Increase from Fund Share
  Transactions                                      140,458          252,288
                                                 ----------       ----------
      Total Increase                                142,522          356,500
NET ASSETS
Beginning of period                                 995,403          638,903
                                                 ----------       ----------
End of period (net of overdistributed
net investment income of  $1,032 and
$597, respectively)                              $1,137,925        $ 995,403
                                                 ----------       ----------

(a) Class D shares were redesignated Class C shares on July 1, 1997.

See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                    (Unaudited)
                                                    Six months
                                                      ended          Year ended
                                                    December 31        June 30
                                                 ------------------------------
NUMBER OF FUND SHARES                                   1998            1998 (a)
Sold - Class A                                          3,079            5,358
Issued for distributions reinvested - Class A             632            1,536
Repurchased - Class A                                  (2,865)          (3,855)
                                                       ------           ------
                                                          846            3,039
                                                       ------           ------
Sold - Class B                                          8,294           11,217
Issued for distributions reinvested - Class B           1,617            2,981
Repurchased - Class B                                  (3,532)          (4,344)
                                                       ------           ------
                                                        6,379            9,854
                                                       ------           ------
Sold - Class C                                            287            1,003
Issued for distributions reinvested - Class C              65               81
Repurchased - Class C                                    (189)            (319)
                                                       ------           ------
                                                          163              765
                                                       ------           ------

(a) Class D shares were redesigned Class C shares on July 1, 1997.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1998 (UNAUDITED)
NOTE 1.  INTERIM FINANCIAL STATEMENTS
 ................................................................................
In the opinion of Colonial U.S. Growth & Income Fund (the Fund), formerly known as Colonial U.S. Stock Fund, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
 ................................................................................
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management company. The Fund's investment objective is to seek long-term growth and income. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge and will convert to Class A shares when they have been outstanding approximately eight years. Class
C shares are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee per share applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fees applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER: Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Advisor provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Liberty Funds Services, Inc., formerly Colonial Investors Service Center Inc., (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective October 1, 1997 and continuing through September 1998, the Transfer Agent fee was reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $571,748 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $6,998, $616,323 and $11,220 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares, only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
 ................................................................................
INVESTMENT ACTIVITY: During the six months ended December 31, 1998, purchases and sales of investments, other than short-term obligations, were $518,033,567 and $392,708,666, respectively.

Unrealized appreciation (depreciation) at December 31, 1998 based on cost of investments for federal income tax purposes was:

           Gross unrealized appreciation              $305,828,914
           Gross unrealized depreciation               (27,276,547)
                                                      ------------
               Net unrealized appreciation            $278,552,367
                                                      ------------

OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  LINE OF CREDIT
 ................................................................................
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended December 31, 1998.

NOTE 6. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
 ................................................................................
On October 30, 1998, a Special Meeting of Shareholders of the Fund was held to approve the following items, all as described in the Proxy Statement for the Meeting. On August 21, 1998, the record date for the Meeting, the Fund had outstanding 52,524,363 shares of beneficial interest. The votes cast at the Meeting were as follows:
                                                                 Authority
                                                 For              Withheld
                                                -----            ---------
To Elect a Board of Trustees.
      Robert J. Birnbaum                      25,593,327         1,128,932
      Tom Bleasdale                           25,602,427         1,119,832
      John Carberry                           25,597,805         1,124,454
      Lora S. Collins                         25,598,306         1,123,953
      James E. Grinnell                       25,596,809         1,125,450
      Richard W. Lowry                        25,599,032         1,123,227
      Salvatore Macera                        25,595,992         1,126,267
      William E. Mayer                        25,595,968         1,126,291
      James L. Moody, Jr.                     25,603,217         1,119,042
      John J. Neuhauser                       25,597,344         1,124,915
      Thomas E. Stitzel                       25,601,109         1,121,150
      Robert L. Sullivan                      25,597,151         1,125,108
      Anne-Lee Verville                       25,597,968         1,124,291

To amend fundamental investment policies regarding borrowing and lending.

                           For          Against       Abstain
                           ---          -------       -------
                        18,212,721      812,097      1,498,292

To approve policies for a master fund/feeder fund structure.

                           For          Against       Abstain
                           ---          -------       -------
                        18,091,966      827,505      1,603,637

                                        FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:
                                                  (Unaudited)
                                         Six months ended December 31
                                --------------------------------------------
                                                       1998
                                 Class A             Class B        Class C
                                --------            --------        --------
Net asset value -
  Beginning of period           $ 20.020            $ 19.680        $ 19.780
                                --------            --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss) (a)                0.030              (0.039)         (0.039)
Net realized and
 unrealized gain                   0.850               0.829           0.819
                                --------            --------        --------
   Total from Investment
      Operations                   0.880               0.790           0.780
                                --------            --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income          --                  --              --
In excess of net investment income  --                  --              --
From net realized
  gains                           (0.870)             (0.870)         (0.870)
                                --------            --------        --------
 Total Distributions Declared
  to Shareholders                 (0.870)             (0.870)         (0.870)
                                --------            --------        --------
Net asset value -
   End of period                $ 20.030            $ 19.600        $ 19.690
                                --------            --------        --------
Total return (c)                   4.52%(d)            4.14%(d)        4.07%(d)
                                --------            --------        --------

RATIOS TO AVERAGE NET ASSETS
Expenses (e)                       1.38%(f)            2.13%(f)        2.13%(f)
Net investment income (e)          0.34%(f)          (0.41)%(f)       (0.41%(f)
Portfolio turnover                   41%(d)              41%(d)          41%(d)
Net assets at end
of period (000)                 $323,985            $782,604        $ 31,336

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class D shares were redesignated to Class C shares on July 1, 1997.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. (f) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.

                               Year ended June 30
--------------------------------------------------------------------------------
                1998                                      1997
 Class A       Class B      Class C(b)     Class A       Class B       Class C
--------      --------       -------       --------      --------      --------

$ 17.550      $ 17.370       $17.440       $ 14.470      $ 14.360      $ 14.410
--------      --------       -------       --------      --------      --------


   0.097        (0.043)       (0.044)         0.099        (0.015)       (0.015)

   4.620         4.553         4.584          4.314         4.275         4.295
--------      --------       -------       --------      --------      --------

   4.717         4.510         4.540          4.413         4.260         4.280
--------      --------       -------       --------      --------      --------

  (0.010)         --            --           (0.072)         --            --
  (0.037)         --            --           (0.011)         --            --

  (2.200)       (2.200)       (2.200)        (1.250)       (1.250)       (1.250)
--------      --------       -------       --------      --------      --------

  (2.247)       (2.200)       (2.200)        (1.333)       (1.250)       (1.250)
--------      --------       -------       --------      --------      --------

$ 20.020      $ 19.680       $19.780       $ 17.550      $ 17.370      $ 17.440
--------      --------       -------       --------      --------      --------
  28.66%        27.67%        27.73%         32.13%        31.21%        31.24%
--------      --------       -------       --------      --------      --------


   1.41%         2.16%         2.16%          1.45%         2.20%         2.20%
   0.53%        (0.22)%      (0.22)%          0.65%       (0.10)%       (0.10)%
     53%           53%           53%            83%           83%           83%

$306,864      $660,305       $28,234       $215,680      $411,670      $ 11,553

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                              Year ended June 30
                                --------------------------------------------
                                                     1996
                                 Class A            Class B         Class C
                                --------            --------        --------
Net asset value -
  Beginning of period           $ 13.260            $ 13.180        $ 13.240
                                --------            --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss) (a)                0.121               0.017           0.016
Net realized and
unrealized gain (loss)             2.292               2.265           2.268
                                --------            --------        --------
   Total from Investment
      Operations                   2.413               2.282           2.284
                                --------            --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income        (0.118)             (0.017)         (0.029)
From net realized
  gains                           (1.085)             (1.085)         (1.085)
                                --------            --------        --------
 Total Distributions Declared
  to Shareholders                 (1.203)             (1.102)         (1.114)
                                --------            --------        --------
Net asset value -
   End of period                $ 14.470            $ 14.360        $ 14.410
                                --------            --------        --------
Total return (b)                  18.85%              17.91%          17.84%
                                --------            --------        --------

RATIOS TO AVERAGE NET ASSETS
Expenses                           1.45% (c)           2.20% (c)       2.20% (c)
Net investment income              0.87% (c)           0.12% (c)       0.12% (c)
Portfolio turnover                   89%                 89%             89%
Net assets at end
of period (000)                 $168,554            $306,718        $  8,458

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benfits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.

                              Year ended June 30
    -----------------------------------------------------------------------
                      1995                          1994
    Class A         Class B         Class C        Class A        Class B
    --------        --------        -------        --------        --------

    $ 11.460        $ 11.400        $11.460        $ 11.820        $ 11.770
    --------        --------        -------        --------        --------


       0.165           0.075          0.074           0.142           0.053

       2.530           2.513          2.534          (0.119)         (0.122)
    --------        --------        -------        --------        --------

       2.695           2.588          2.608           0.023          (0.069)
    --------        --------        -------        --------        --------

      (0.160)         (0.073)        (0.093)         (0.138)         (0.056)

      (0.735)         (0.735)        (0.735)         (0.245)         (0.245)
    --------        --------        -------        --------        --------

      (0.895)         (0.808)        (0.828)         (0.383)         (0.301)
    --------        --------        -------        --------        --------

    $ 13.260        $ 13.180        $13.240        $ 11.460        $ 11.400
    --------        --------        -------        --------        --------
      24.84%          23.94%         24.01%           0.05%          (0.71%)
    --------        --------        -------        --------        --------


       1.46%           2.21%          2.21%           1.49%           2.24%
       1.37%           0.62%          0.62%           1.19%           0.44%
         84%             84%            84%            117%            117%

    $124,171        $218,201        $ 3,028        $ 97,180        $150,121

                                 HOW TO REACH US
                               BY PHONE OR BY MAIL

BY TELEPHONE

CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information ......... press  [1]

For account information .......................................... press  [2]

To speak to a service representative ............................. press  [3]

For yield and total return information ........................... press  [4]

For duplicate statements or new supply of checks ................. press  [5]

To order duplicate tax forms and year-end statements ............. press  [6]
(February through May)

To review your options at any time during your call .............. press  [*]

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

LIBERTY FUNDS SERVICES, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial U.S. Growth & Income Fund is:

Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial U.S. Growth & Income Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial U.S. Growth & Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and by the most recent copy of our Performance Update.

*Effective October 1, 1998, Colonial Investors Service Center, Inc. -- the Transfer Agent for Colonial, Crabbe Huson, Newport and Stein Roe Advisor Funds -- changed its name to Liberty Funds Services, Inc.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

[logo] L I B E R T Y
       COLONIAL o CRABBE HUSON o  NEWPORT o STEIN ROE ADVISOR
       Liberty Funds Distributor, Inc. (C)1999
       One Financial Center, Boston, MA 02111-2621 1-800-426-3750
       Visit us at www.libertyfunds.com

                                                   GI-03/340G-1298 (2/99) 99/121